Subsequent Events (Details) - Subsequent Event [Member] - shares	1 Months Ended
	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Shares issued	50	3,600,000	12,981,800
Shares issue of American depository share			129,818
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued	968,500
Shares issue of American depository share	9,685